Receivables (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables And Inventories [Abstract]
RECEIVABLES AND INVENTORIES
RECEIVABLES AND INVENTORIES

Receivables

Receivables at December 31, 2014 and 2013 consisted of the following (in millions):

	2014	2013
Trade receivables	$1,415	$1,278
Tax receivables	15	16
Other receivables	19	32
Allowance for doubtful accounts	(14)	(13)
Total Receivables, Net	$1,435	$1,313

Inventories

Components of inventories at December 31, 2014 and 2013 were as follows (in millions):

	2014	2013
Domestic crude oil and refined products	$1,930	$1,847
Foreign subsidiary crude oil	351	523
Materials and supplies	120	117
Oxygenates and by-products	36	63
Merchandise	2	15
Total Inventories	$2,439	$2,565

The total carrying value of our crude oil and refined product inventories was less than replacement cost by approximately $1.7 billion at December 31, 2013. Due to the declining crude oil and refined product pricing environment at the end of 2014, we recorded additional expense to cost of sales for a lower of cost or market adjustment of $42 million at December 31, 2014 for our crude oil, refined products, oxygenates and by-product inventories.

INVENTORIES
INVENTORIES

Components of inventories were as follows (in millions):

	March 31, 2015	December 31, 2014
Domestic crude oil and refined products	$2,219	$1,930
Foreign subsidiary crude oil	134	351
Other inventories	179	158
Total Inventories	$2,532	$2,439

The total carrying value of our crude oil and refined product inventories was less than replacement cost by approximately$318 million at March 31, 2015. Due to the declining crude oil and refined product pricing environment at the end of 2014, we recorded additional expense to cost of sales for a lower of cost or market adjustment of $42 million at December 31, 2014 for our crude oil, refined products, oxygenates and by-product inventories. This adjustment was reversed as the inventories associated with the adjustment at the end of 2014 were sold or used during the three months ended March 31, 2015.